STOCKHOLDERS DEFICIT (Details Textual) - USD ($)	Jun. 30, 2015	Jan. 31, 2015
Common stock, shares authorized	4,000,000,000	600,000,000
Common Stock, Shares Subscribed but Unissued		27,676,201
Preferred Stock, Shares Authorized	50,000,000	50,000,000
Common Stock, Value, Subscriptions		$ (3,031)
Preferred Stock [Member]
Common stock, shares authorized		50,000,000
Common Class A [Member]
Common stock, shares authorized	2,000,000,000	100,000,000
Common Stock, Shares, Issued	35,785,858	35,785,858
Common Stock, Shares, Outstanding	35,785,858	35,785,858
Common Class B [Member]
Common stock, shares authorized	2,000,000,000	450,000,000
Common Stock, Shares, Issued	16,144,142	8,614,142
Common Stock, Shares, Outstanding	16,144,142	8,614,142